Northern Lights Fund Trust

Tatro Capital Tactical Appreciation Fund

Incorporated herein by reference is the definitive version of the prospectus for the Tatro Capital Tactical Appreciation Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 15, 2011 (SEC Accession No. 0000910472-11-000556).